Hartford Multifactor Developed Markets ex-US ETF Investment Strategy - Hartford Multifactor Developed Markets ex-US ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index (LRODMX) (the “Index”), which is designed to address risks and opportunities within developed markets located outside the U.S. The Index selects equity securities of companies domiciled within developed international equity markets that exhibit a favorable combination of factors, including valuation, momentum, and quality. The Index seeks to outperform a capitalization-weighted universe of companies located in major developed markets of Europe, Canada and the Pacific Region over a complete market cycle with up to 15% less volatility compared to that of the capitalization-weighted universe through the Index construction process. Risk-Optimized refers to the approach Lattice Strategies LLC (“Lattice” or the “Adviser”) takes in the development and management of the Index. The Index, developed by Lattice, seeks to address identified risks within its asset class. For example, country, company, and currency concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process. Risk-optimized does not mean “lower risk,” but rather refers to the deliberate and intentional re-allocation of specific risks. The Index is built with a rules-based, proprietary methodology that employs a multi-layered risk-controlled approach that seeks to address risks associated with the cap-weighted universe, accounting for size, country, liquidity and volatility risks. Specifically, the Index seeks to de-concentrate individual country and currency risks while emphasizing companies that exhibit persistent risk premium factors, including but not limited to, quality, momentum, and value. The Index’s components are risk- and factor-adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index was established on December 31, 2013. The Index is expected to typically include 300-400 components. The components of the Index, the number of components and the degree to which these components represent certain industries, may change over time. The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but may also reduce some of the risks of active management, such as over concentration in countries and individual equities. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund generally invests at least 80% of its assets in securities included in the Index and in depositary receipts (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) representing securities included in the Index. The Fund may invest the remainder of its assets in certain derivative instruments that may not be included in the Index, cash and cash equivalents, including money market funds, as well as in securities that are not included in the Index but that the sub-adviser believes will help the Fund track the Index. To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will do so in approximately the same amount as the Index. The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at hartfordfunds.com.